Commitments and Contingencies (Details Narrative) - USD ($)		12 Months Ended
	Feb. 02, 2016	Dec. 31, 2016	Dec. 31, 2015
Rent expense		$ 44,857	$ 14,734
Jonathan F. Head, Ph.D [Member]
Salary payable	$ 275,000
Andrew Kucharchuk Chief Financial Officer [Member]
Salary payable	$ 200,000